Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 3,742	€ 4,028
Property, plant and equipment	101,764	98,714
Investments in associates	28,303	13,575
Other receivables	3,160	2,317
Total non-current assets	136,969	118,634
Current assets
Inventories	302,022	295,609
Trade receivables	134,734	166,280
Income tax receivables	2,936	1,775
Other receivables	9,580	9,385
Prepayments	29,417	28,269
Cash and cash equivalents	539,092	559,543
Total current assets	1,017,781	1,060,861
Total assets	1,154,750	1,179,495
Equity
Share capital	8,284	8,149
Distributable equity	(182,359)	(113,855)
Total equity	(174,075)	(105,706)
Non-current liabilities
Borrowings	331,369	365,080
Contract liabilities	692	5,000
Deferred tax liabilities	10,280	7,258
Total non-current liabilities	342,341	377,338
Convertible notes, matures in April 2028
Borrowings	426,241	458,207
Derivative liabilities	233,761	150,670
Convertible notes current	660,002	608,877
Other current liabilities
Borrowings	56,040	33,329
Contract liabilities	4,160	936
Trade payables and accrued expenses	78,601	96,394
Other liabilities	48,295	67,956
Income tax payables	1,610	1,222
Provisions	137,776	99,149
Other current liabilities	326,482	298,986
Total current liabilities	986,484	907,863
Total liabilities	1,328,825	1,285,201
Total equity and liabilities	€ 1,154,750	€ 1,179,495